Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Line Items]
Schedule of current and deferred portion of income tax (benefit)/expense of the Company's China subsidiaries, VIEs, and subsidiaries of the VIEs
The following table sets forth current and deferred portion of income tax expense of the Company’s China subsidiaries, overseas subsidiaries, VIEs, and subsidiaries of the VIEs:

	For the year ended December 31,
	2018	2019	2020
Current income tax expense	42,610	19,231	2,281
Deferred income tax (benefit)/expense	(36,901)	(17,263)	46,915

Income tax expense	5,709	1,968	49,196

Schedule of reconciliation between the statutory EIT rate and the effective tax rates
The following table sets forth reconciliation between the statutory EIT rate and the effective tax rates:

	For the year ended
	December 31,
	2018	2019	2020
Statutory income tax rate in PRC	25.00%	25.00%	25.00%
Tax effect of different tax rates in other jurisdictions	2.73%	(0.04)%	(0.01)%
Tax effect of unrecognized loss	5.29%	(0.09)%	0.00%
Tax effect of tax-exempt entities	429.86%	(5.84)%	(4.69)%
Tax effect of expired tax attribute carryforwards	0.00%	(0.01)%	(0.86)%
Tax effect of preferred tax rate	(93.64)%	5.40%	(1.55)%
Tax effect of R&D expense additional deduction	(87.93)%	0.67%	0.98%
Tax effect of non-deductible expenses	56.73%	(0.29)%	(3.47)%
Tax effect of deferred tax effect of tax rate change	0.00%	0.40%	0.13%
Changes in valuation allowance	(265.59)%	(25.42)%	(35.45)%

Effective tax rate	72.45%	(0.22)%	(19.92)%

*	Tax-exempt entities represent entities entity incorporated in the Cayman Islands for which the statutory tax rate is zero.

Schedule of components of the deferred tax assets and deferred tax liabilities
Jurisdictions other than Australia

	December 31,
	2019	2020
	RMB	RMB
Deferred tax assets:
Allowance for doubtful accounts and credit losses	263,383	241,248
Impairment of long-term investment	—	1,445
Deductible advertising fees	225	225
Net operating loss carry forwards	37,214	44,371
Guarantee liabilities	36,165	58,555
Deferred revenue from u pfront assessment fee under 606	4,776	227
Accrued expenses	667	3,379

Subtotal	342,430	349,450
Less: valuation allowance	(260,002)	(347,240)

Total deferred tax assets, net	82,428	2,210

Deferred tax liabilities:
Intangible assets acquired in a business combination	(9,343)	(2,911)
Interest income from related parties	(8,410)	—

Total deferred tax liabilities	(17,753)	(2,911)
Net deferred tax asset/(liabilities)	64,675	(701)

Schedule of changes in valuation allowance
Changes in valuation allowance are as follows:

	As of December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at beginning of the year	51,027	30,098	260,002
Additions	21,224	245,886	102,398
Reversals	(42,153)	(15,982)	(15,160)

Balance at end of the year	30,098	260,002	347,240

Summary of Net Operating Loss Carryforwards	As of December 31, 2020, the net operating loss carryforwards will expire, if unused, as follows:

	Net operating loss carryforwards expiring by year
	2021	2022	2023	2024	202 5	Total
Net operating loss carryforwards	7,736	33,489	58,388	58,034	65,070	222,717

Australia
Income Tax Disclosure [Line Items]
Schedule of components of the deferred tax assets and deferred tax liabilities
Australia

	December 31,
	2019	2020
	RMB	RMB
Deferred tax assets:
Net operating loss carry forwards	1,566	2,525
Total deferred tax assets, net	1,566	2,525

Less: valuation allowance	—	—
Total deferred tax assets, net	1,566	2,525
Deferred tax liabilities:
Intangible assets acquired in a business combination	(3,694)	(1,472)

Total deferred tax liabilities	(3,694)	(1,472)

Net deferred tax (liabilities)/assets	(2,128)	1,053